CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscription Receivable	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Treasurys Stocks	Treasury Stocks
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Balance, amount at Dec. 31, 2022	$ 39,284,295	$ 372,414	$ 10,606	$ 112,205,952	$ (4,750,108)	$ (66,232,813)	$ (1,132,635)	$ (816,707)
Foreign currency translation adjustment, net	712,791	0	0	0	0	0	712,791	0
Proceeds from sale of common stock	4,750,088	0	$ 0	0	4,750,088	0	0	0
Proceeds from sale of common stock, net of financing fees of $442,870, shares			2,116,936
Proceeds from sale of common stock, net of financing fees of $442,870, amount	4,807,038	0	$ 2,117	4,804,921	0	0	0	0
Proceeds from the exercise of warrants, net of financing fees of $275,000, shares			1,487,000
Proceeds from the exercise of warrants, net of financing fees of $275,000, amount	3,258,741	0	$ 1,487	3,257,254
Shares issued in lieu of cash, shares			15,258
Shares issued in lieu of cash, amount	96,888	0	$ 15	96,873	0	0	0	0
Shares issued for purchase of customer base, shares			99,710
Shares issued for purchase of customer base, amount	316,081	0	$ 100	315,981	0	0	0	0
Shares issued for purchase of Cana, shares			46,377
Shares issued for purchase of Cana, amount	138,667	0	$ 46	138,621	0	0	0	0
Shares issued for purchase of Cloudscreen, shares			280,000
Shares issued for purchase of Cloudscreen, amount	319,200	0	$ 280	318,920
Shares issued upon exchange of related party debt, shares			51,485
Shares issued upon exchange of related party debt, amount	52,000	0	$ 52	51,948
Stock-based compensation, shares			1,280,294
Stock-based compensation, amount	577,931	0	$ 1,280	576,651	0	0	0	$ 0
Repurchase of treasury stock, shares								71,000
Repurchase of treasury stock, amount	(100,452)	0	0	0	0			$ (100,452)
Deemed dividend upon issunace and downround of warrants	0	0	0	7,241,180	0	(7,241,180)	0	0
Deemed dividend reclassified upon elimination of its redemption provision	372,414	(372,414)				372,414
Net loss	(18,542,654)	0	$ 0	0	0	(18,542,654)	0	$ 0
Balance, shares at Dec. 31, 2023			15,982,472					86,497	86,497
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Balance, amount at Dec. 31, 2023	36,043,028		15,983	129,008,301	(20)	(91,644,233)	(419,844)		$ (917,159)
Foreign currency translation adjustment, net	(1,715,087)		0	0	0	0	(599,276)		0
Shares issued in lieu of cash, amount	695,405		$ 0	108,297	0	0	0		0
Net loss	(1,866,690)
Proceeds from sale of common stock, net of financing fees of $19,467, shares			901,488
Proceeds from sale of common stock, net of financing fees of $19,467, amount	629,426		$ 901	628,525	0	0	0		0
Shares issued pursuant to warrant exchange agreement, shares			950,063
Shares issued pursuant to warrant exchange agreement, amount	0		$ 950	(950)	0	0	0		0
Stock-based compensation	994,307		0	231,897	0	0	0		0
Net loss	3,868,868		$ 0	0	0	(1,866,690)	0		$ 0
Balance, shares at Mar. 31, 2024			17,834,023						86,497
Balance, amount at Mar. 31, 2024	40,515,948		$ 17,834	129,976,070	(20)	(93,510,923)	(1,019,120)		$ (917,159)
Balance, shares at Dec. 31, 2023			15,982,472					86,497	86,497
Balance, amount at Dec. 31, 2023	36,043,028	$ 0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Balance, amount at Dec. 31, 2023	36,043,028		$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)		$ (917,159)
Foreign currency translation adjustment, net	(1,715,087)						(1,715,087)
Shares issued in lieu of cash, shares			2,500,000
Shares issued in lieu of cash, amount	695,405		$ 2,500	692,905
Stock-based compensation, shares			680,000
Stock-based compensation, amount	994,307		$ 680	993,627
Net loss	(16,183,018)					(16,183,018)
Proceeds from sale of common stock, net of financing fees of $19,467, shares			901,488
Proceeds from sale of common stock, net of financing fees of $19,467, amount	629,426		$ 901	628,525
Shares issued pursuant to warrant exchange agreement, shares			950,063
Shares issued pursuant to warrant exchange agreement, amount			$ 950	(950)
Net loss	(16,183,018)
Proceeds from exercise of warrants, net of financing fees of $372,109, shares			2,332,000
Proceeds from exercise of warrants, net of financing fees of $372,109, amount	3,868,868		$ 2,332	3,866,536
Deemed dividend on warrant inducement				6,195,024		(6,195,024)
Debt exchanges, shares			343,112
Debt exchanges, amount	200,000		$ 343	199,657
Balance, shares at Dec. 31, 2024			23,689,135					86,497	86,497
Balance, amount at Dec. 31, 2024	24,532,929		$ 23,689	141,583,625	(20)	(114,022,275)	(2,134,931)	$ (917,159)
Balance, amount at Dec. 31, 2024	24,532,930		23,689	141,583,625	(20)	(114,022,275)	(2,134,931)		$ (917,159)
Foreign currency translation adjustment, net	1,031,268		$ 0	0	0	0	1,031,268		0
Net loss	(818,097)
Shares issued pursuant to warrant exchange agreement, shares			2,542,126
Shares issued pursuant to warrant exchange agreement, amount	0		$ 2,542	(2,542)	0	0	0		0
Stock-based compensation	556,611		0	556,611	0	0	0		0
Net loss	(818,097)		$ 0	0	0	(818,097)	0		0
Debt exchanges, shares			1,053,372
Debt exchanges, amount	649,000		$ 1,053	647,947	0	0	0		$ 0
Balance, shares at Mar. 31, 2025			27,284,633						86,497
Balance, amount at Mar. 31, 2025	25,951,712
Balance, amount at Mar. 31, 2025	$ 25,951,712		$ 27,284	$ 142,785,641	$ (20)	$ (114,840,372)	$ (1,103,663)		$ (917,159)